EARNINGS PER SHARE ("EPS")	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE ("EPS")

NOTE 8 - EARNINGS PER SHARE (“EPS”)

Basic earnings per share are based on the weighted average number of ordinary shares outstanding, net of treasury shares. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2026	2025	2026	2025
Numerator for EPS:
Net income	$7,677	$4,841	$19,148	$12,096
Denominator for EPS:
Weighted average shares outstanding – basic	12,998,137	12,911,050	12,989,582	11,776,747
Dilutive shares	146,455	167,417	168,722	127,297
Weighted average shares outstanding – diluted	13,144,592	13,078,467	13,158,304	11,904,044

EPS:
Basic	$0.59	$0.37	$1.47	$1.03
Diluted	$0.58	$0.37	$1.46	$1.02

Increase in authorized share capital

At a shareholder meeting in September 2026, TAT’s shareholders approved the increase of its authorized share capital from 19,000,000 to 23,000,000.